Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Stock Option Grants
Nucor’s policies and practices for grants of stock options provide that:

•	the effective grant date for stock option grants, including grants to our Executive Officers, is June 1 of each year;

•	any newly hired Nucor teammates, including Executive Officers, are not eligible to be granted stock options until the first June 1 following their date of hire; and

•	the exercise price of all stock options must be equal to or greater than the market price of Nucor common stock on the date of grant.
The Committee approves stock option grants to Nucor teammates, including our Executive Officers, at the Committee meeting before the annual June 1 grant date. Nucor does not time the release of material nonpublic information to affect the value of our equity-based compensation.

Award Timing Method
Policies and Practices Related to Stock Option Grants
Nucor’s policies and practices for grants of stock options provide that:

•	the effective grant date for stock option grants, including grants to our Executive Officers, is June 1 of each year;

•	any newly hired Nucor teammates, including Executive Officers, are not eligible to be granted stock options until the first June 1 following their date of hire; and

•	the exercise price of all stock options must be equal to or greater than the market price of Nucor common stock on the date of grant.

Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false